Disclosure of detailed information about foreign currency risk (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statements Line Items
Cash and cash equivalents	$ 26	$ 1,010	$ 141	$ 38
Accounts receivable	185	388
Accounts payable and accrued liabilities	(2,057)	(1,291)
Foreign Currency Exchange Risk [Member]
Statements Line Items
Cash and cash equivalents	17	30
Accounts receivable	100	228
Accounts payable and accrued liabilities	(199)	(213)
Balance sheet exposure	$ (82)	$ 45